General information and significant accounting policies (Policies)	12 Months Ended
Sep. 30, 2021
General information and significant accounting policies
General information

General information

Arqit Quantum Inc. (the “Company”) is a Cayman Islands exempted limited liability company with registered number 374857. The address of its registered office and its principal place of trading is c/o Maples Corporate Services Limited, PO Box 309, Ugland House, Grand Cayman, KY1-1104, Cayman Islands.

The principal activity of the Group is provision of cybersecurity services via satellite and terrestrial platforms.

The Company is an “emerging growth company,” as defined in the Securities Act, and may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002, and reduced disclosure obligations regarding executive compensation.

Basis of preparation

Basis of preparation

These financial statements have been prepared in accordance with international accounting standards as issued by the IASB. The financial statements are prepared on the historical cost basis, other than investor warrants held at fair value through profit or loss, and the accounting policies set out below have been consistently applied. The preparation of the financial statements in conformity with IFRS requires the use of certain critical accounting estimates.  It also requires management to exercise its judgement in the process of applying the Group’s accounting policies.

On September 3, 2021, the Company acquired Arqit Limited through a share for share exchange. As this is a reverse acquisition, Arqit Limited becomes the accounting acquirer who acquired the assets and liabilities in the Company at fair value. As the acquisition is not a business combination (refer to note 9), the transaction falls within IFRS 2 ‘Share-based Payments’. In line with the IFRIC guidance, the transaction is accounted for as follows:

a.	The assets and liabilities of the accounting acquirer are recognised and measured in the consolidated financial statements at their pre-combination carrying amounts.
b.	The identifiable net assets of the Company, as legal acquirer, is recognised in accordance with paragraph 10 of IFRS 2 at their fair value at grant date.

A reverse acquisition does not constitute a business combination. The Company has become the legal parent and is required to apply IFRS 10 and prepare consolidated financial statements. These financial statements have been prepared using the reverse acquisition methodology, but rather than recognising goodwill, the difference between the equity given up by the Arqit Limited shareholders and the share of the fair value of net assets acquired is charged to the Consolidated Statement of Comprehensive Income as a share-based payment, and represents in substance the cost of acquiring a Nasdaq listing.

Basis of consolidation

Basis of consolidation

The Group financial statements consolidate the Company’s financial statements of Arqit Quantum Inc. and its subsidiaries (the “Group”) following the business combination which took place on September 3, 2021 (see note 9).

Subsidiaries are all entities over which the Group has control. The Group controls an entity when the Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. The subsidiaries are fully consolidated from the date on which control is transferred to the Group and deconsolidated from the date that control ceases.

1.    General information and significant accounting policies (continued)

The financial statements of the subsidiaries are prepared for the same financial year as the parent company, applying consistent accounting policies throughout the Group. Inter-company balances and transactions, including unrealised profits or losses  are eliminated on consolidation.

Comparative information

Comparative information

The Group’s accounting treatment for the business combination, as described in full within note 9 to these financial statements, is to account for a reverse acquisition along with a share based payment. Therefore, the comparative figures for September 30, 2020 and September 30, 2020 are those of the legal subsidiary, Arqit Limited, and do not include the results of the Company, which is in accordance with reverse acquisition accounting in IFRS 3 Business Combinations.

The Arqit Limited financial statements have been translated into USD in accordance with IAS 21 ‘The Effects of Changes in Foreign Exchange Rates’. This standard requires that assets and liabilities be translated using the exchange rate at year end, and income, expenses and cash flow items are translated using the rate that approximates the exchange rates at the dates of the transactions (i.e. the average rate for the year). The foreign exchange differences on translation of Arqit Limited are recognised in other comprehensive income.

Going Concern

Going Concern

The directors believe that it is appropriate to prepare the financial statements on the going concern basis. In assessing whether the going concern assumption is appropriate, the Directors have taken into account all relevant available information about the current and future position of the Company. As part of their assessment, the Directors have also taken into account the ability to raise additional funding whilst maintaining sufficient cash resources to meet all commitments.

Following the close of the De-SPAC transaction in September 2021 the Company had $87m as at 30 September 2021.  Based on business forecasts, this is enough to enable the Group to grow according to its plans.

Based on the above, the Directors have a reasonable expectation that the company will have adequate resources to continue in operational existence for the foreseeable future, such that it will be able to realise its assets and discharge its liabilities in the normal course of business for a period of at least 12 months from the date of signing these financial statements, and beyond. Therefore, the financial statements are prepared on the going concern basis.

Standards, interpretations and amendments to published standards

Standards, interpretations and amendments to published standards

The Group has adopted the following standards and amendments to standards for the first time for their annual reporting period commencing 1 October 2020, none of which had a material impact :

●	Amendments to IFRS 9, IAS 39 and IFRS 17: Interest Rate Benchmark Reform
●	IAS 1 Presentation of Financial Statements and IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors (Amendment – Definition of Material)
●	IFRS 3 Business Combinations (Amendment – Definition of Business)
●	Revised Conceptual Framework for Financial Reporting

The Group has not early adopted the following new and amended standards that have been issued but are not yet effective:

●	Onerous Contracts - Cost of Fulfilling a Contract (Amendments to IAS 37) (effective for periods commencing on or after 1 January 2022);

1.    General information and significant accounting policies (continued)

●	Property, Plant and Equipment: Proceeds before Intended Use (Amendments to IAS 16) (effective for periods commencing on or after 1 January 2022);
●	Amendments to IAS 1: Presentation of Financial Statements – Classification of Liabilities as Current or Non-current (effective for periods commencing on or after 1 January 2023);
●	Provisions, Contingent Liabilities and Contingent Assets (Amendments to IAS 37) (effective for periods commencing on or after 1 January 2022);
●	Amendments to IAS 1: Presentation of Financial Statements – Disclosure of Accounting Policies (effective for periods commencing on or after 1 January 2022);
●	Amendments to IAS 8: Accounting Policies, Changes in Accounting Estimates and Errors – Definition of Accounting Estimates (effective for periods commencing on or after 1 January 2022);
●	Annual Improvements to IFRS Standards 2018-2020 (Amendments to IFRS 1, IFRS 9, IFRS 16 and IAS 41) (effective for periods commencing on or after 1 January 2022); and
●	References to Conceptual Framework (Amendments to IFRS 3) (effective for periods commencing on or after 1 January 2022).

The directors of the Company anticipate that the application of all new and amended standards will have no material impact on the future results of the Group in the foreseeable future.

Operating Segments	Operating Segments The Directors consider the Group to operate within one operating segment, being the provision of cybersecurity services via satellite and terrestrial platforms.
Government grants

Government grants

Government grants are recognised only when there is reasonable assurance that (a) the entity will comply with any conditions attached to the grant and (b) the grant will be received.

Grants related to research and development are included in non-current or current  liabilities as deferred income and recognised in profit or loss over the period necessary to match them with the costs that they are intended to compensate. The grants will be systematically amortised to profit or loss over a period matching the useful life of the acquired asset.

Intangible assests - Research and development expenditure

Intangible assets - Research and development expenditure

Research costs are expensed through the income statement as they are incurred. Under IAS 38, development costs are only capitalised after technical and commercial feasibility of the asset for sale or use have been established. The Company must intend and be able to complete the asset and either use it or sell it and be able to demonstrate how the asset will generate future economic benefit. Capitalised development costs are recorded as intangible assets and amortised from the point at which the asset is ready for use.

Intangible assets not yet subject to amortisation are tested annually for impairment, or more frequently if events or changes in circumstances indicate that they might be impaired. An impairment loss is recognised for the amount by which the asset’s carrying value exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs of disposal and value in use.

Current and deferred income tax

Current and deferred income tax

The current income tax expense or credit is calculated on the basis of the tax laws enacted or substantively enacted at the statement of financial position date in the countries where the Company operates and generates taxable income, adjusted by changes in deferred tax assets and liabilities attributable to temporary differences and to unused tax losses. Management periodically evaluate positions taken in tax returns with respect to situations in which applicable tax regulations are subject to interpretation and establishes provisions where appropriate on the basis of amounts expected to be paid to the tax authorities.

The research and development (“R&D”) tax credit is calculated using the current rules as prescribed by HMRC. The estimation is based on the actual UK R&D projects that qualify for the scheme that have been carried out in the period. This is treated on a accruals basis when the R&D tax credit has been calculated for the relevant period.

Deferred income tax is provided in full, using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the financial statements. However, the deferred income tax is not accounted for if it arises from initial recognition of an asset or liability in a transaction other than a business combination that at the time of the transaction affects neither accounting nor taxable profit nor loss.

Deferred income tax is determined using tax rates (and laws) that have been enacted or substantially enacted by the balance sheet date and are expected to apply when the related deferred income tax assets is realised or the deferred income tax liability is settled. Deferred tax assets and liabilities are offset where there is a legally enforceable right to offset current tax assets and liabilities and where the deferred tax balances relate to the same taxation authority.

Deferred income tax assets are recognised to the extent that it is probable that future taxable profit will be available against which the temporary differences can be utilised.

Revenue and other operating income

Revenue and other operating income

The Company adopts IFRS 15 ‘Revenue from contracts with customers’ for revenue including other income which is recognised in accordance with this standard. Revenue from services related to the Quantum Cloud product has been recognised in the year once the service has been performed and accepted by the customer. Other income represents income derived from contracts for the provision of goods and services by the Company to customers in exchange for consideration in the ordinary course of the Company’s activities.

Other operating income is recognised at the point in time when the relevant performance obligation is satisfied. There are no contracts for other operating income whose performance obligations are satisfied over time. Revenue is measured at the transaction price, being the fair value of the consideration received or receivable.

Performance obligations

Upon approval by the parties to a contract, the contract is assessed to identify each promise to transfer either a distinct good or service or a series of distinct goods or services that are substantially the same and have the same pattern of transfer to the customer. Goods and services are distinct and accounted for as separate performance obligations in the contract if the customer can benefit from them either on their own or together with other resources that are readily available to the customer and they are separately identifiable in the contract. Other operating income is recognised on meeting the design milestones and acceptance by the contracting party of the specified deliverables within the contract. Each milestone is considered to be a separate performance obligation.

1.    General information and significant accounting policies (continued)

Transaction price

At the start of the contract, the total transaction price is estimated as the amount of consideration to which the Company expects to be entitled in exchange for transferring the promised goods and services to the customer, excluding sales taxes. The transaction price does not include estimates of consideration resulting from contract modifications, such as change orders, until they have been approved by the parties to the contract. The total transaction price is allocated to the performance obligations identified in the contract in proportion to their relative standalone selling prices. Given the bespoke nature of many of the Company’s products and services, which are designed and/or manufactured under contract to the customer’s individual specifications, there are sometimes no observable standalone selling prices. Instead, standalone selling prices are typically estimated based on expected costs.

Contract liabilities

Contract liabilities represent the obligation to transfer goods or services to a customer for which consideration has been received, or consideration is due, from the customer.

Accounting for Joint Ventures

Accounting for Joint Ventures

An entity is treated as a joint venture where the Company is a party to a contractual agreement with one or more parties from outside the Company to undertake an economic activity that is subject to joint control.

This is initially recognised as an investment at cost and subsequently accounted for using the equity method in accordance with IAS 28 Investments in Associates and Joint Ventures.

Financial instruments

Financial instruments

A financial instrument is any contract that gives rise to a financial asset of on entity and a financial liability or equity instrument of another.

(a)   Financial assets

Initial recognition and measurement

Financial assets are classified, at initial recognition, and subsequently measured at amortised cost, fair value through other comprehensive income, or fair value through profit or loss.

The classification of financial assets at initial recognition that are debt instruments depends on the financial asset’s contractual cash flow characteristics and the Company’s business model for managing them. The Company initially measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss, transaction costs.

In order for a financial asset to be classified and measured at amortised cost or fair value through other comprehensive income, it needs to give rise to cash flows that are ‘solely payments of principal and interest (SPPI)’ on the principal amount outstanding. This assessment is referred to as the SPPI test and is performed at an instrument level.

The Company’s business model for managing financial assets refers to how it manages its financial assets in order to generate cash flows. The business model determines whether cash flows will result from collecting contractual cash flows, selling the financial assets, or both.

1.    General information and significant accounting policies (continued)

Subsequent measurement

For purposes of subsequent measurement, financial assets are classified in four categories:

●	Financial assets at amortised cost (debt instruments)
●	Financial assets at fair value through other comprehensive income with recycling of cumulative gains and losses (debt instruments)
●	Financial assets designated at fair value through other comprehensive income with no recycling of cumulative gains and losses upon derecognition (equity instruments)
●	Financial assets at fair value through profit or loss

Financial assets at amortised cost (debt instruments)

This category is the most relevant to the Company. The Company measures financial assets at amortised cost if both of the following conditions are met:

●	The financial asset is held within a business model with the objective to hold financial assets in order to collect contractual cash flows; and
●	The contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

Financial assets at amortised cost are subsequently measured using the effective interest rate (“EIR”) method and are subject to impairment. Interest received is recognised as part of finance income in the statement of profit or loss and other comprehensive income. Gains and losses are recognised in profit or loss when the asset is derecognised, modified or impaired. The Company’s financial assets at amortised cost include trade receivables (not subject to provisional pricing) and other receivables.

Derecognition

A financial asset (or, where applicable, a part of a financial asset or part of a Company of similar financial assets) is primarily derecognised (i.e., removed from the Company’s consolidated statement of financial position) when:

●	The rights to receive cash flows from the asset have expired; or
●	The Company has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third party under a ‘pass-through’ arrangement; and either (a) the Company has transferred substantially all the risks and rewards of the asset, or (b) the Company has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.

Impairment of financial assets

The Company recognises an allowance for expected credit losses (“ECLs”) for all debt instruments not held at fair value. For trade receivables (not subject to provisional pricing) and other receivables due in less than 12 months, the Company applies the simplified approach in calculating ECLs, as permitted by IFRS 9. Therefore, the Company does not track changes in credit risk, but instead, recognises a loss allowance based on the financial asset’s lifetime ECL at each reporting date.

1.    General information and significant accounting policies (continued)

The Company considers a financial asset in default when contractual payments are 90 days past due. However, in certain cases, the Company may also consider a financial asset to be in default when internal or external information indicates that the Company is unlikely to receive the outstanding contractual amounts in full before taking into account any credit enhancements held by the Company.

A financial asset is written off when there is no reasonable expectation of recovering the contractual cash flows and usually occurs when past due for more than one year and not subject to enforcement activity. At each reporting date, the Company assesses whether financial assets carried at amortised cost are impaired. A financial asset is credit-impaired when one or more events that have a detrimental impact on the estimated future cash flows of the financial asset have occurred.

(b)   Financial liabilities

Financial liabilities are classified, at initial recognition, as financial liabilities at fair value through profit or loss, loans and borrowings, payables, or as derivatives designated as hedging instruments in an effective hedge, as appropriate. All financial liabilities are recognised initially at fair value and, in the case of loans and borrowings and payables, net of directly attributable transaction costs. The Company’s financial liabilities include trade and other payables and loans.

Subsequent measurement

The measurement of financial liabilities depends on their classification, as described below:

Financial liabilities at fair value through profit or loss

Financial liabilities at fair value through profit or loss include financial liabilities held for trading and financial liabilities designated upon initial recognition as at fair value through profit or loss. Financial liabilities are classified as held for trading if they are incurred for the purpose of repurchasing in the near term. This category also includes derivative financial instruments entered into by the Company that are not designated as hedging instruments in hedge relationships as defined by IFRS 9. Separated embedded derivatives are also classified as held for trading unless they are designated as effective hedging instruments. Gains or losses on liabilities held for trading are recognised in the statement of profit or loss and other comprehensive income.

Loans and borrowings and trade and other payables

After initial recognition, interest-bearing loans and borrowings and trade and other payables are subsequently measured at amortised cost using the EIR method. Gains and losses are recognised in the statement of profit or loss and other comprehensive income when the liabilities are derecognised, as well as through the EIR amortisation process.

Amortised cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the EIR. The EIR amortisation is included as finance costs in the statement of comprehensive income.

This category generally applies to trade and other payables.

Derecognition

A financial liability is derecognised when the associated obligation is discharged or cancelled or expires.

When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as the derecognition of the original liability and the recognition of a new liability. The difference in the respective carrying amounts is recognised in profit or loss and other comprehensive income.

1.    General information and significant accounting policies (continued)

Borrowings

Borrowings are recognised initially at fair value, net of transaction costs incurred. Borrowings are subsequently stated at amortised costs. Any difference between the proceeds (net of transaction costs) and the redemption value are recognised in the income statement over the period of the borrowings using the effective interest rate method. Borrowing costs are expensed in the period in which they are incurred.

Borrowings are classified as current liabilities unless the Company has an unconditional right to defer settlement of the liability for at least 12 months after the balance sheet date.

Convertible loan notes

Convertible loan notes are assessed on inception and classified as either a liability, equity or a compound financial instrument in accordance with IAS 32. When a convertible loan note is assessed to be wholly equity it is recognised immediately in other reserves.

When a convertible loan note is assessed a liability, it is treated as a hybrid instrument containing a host debt contract and an embedded derivative liability (written call option over own shares). The embedded derivative is measured at fair value with changes in fair value recognised in profit or loss. Should it be concluded that the equity component of the combined instrument may be sufficiently significant to preclude it from obtaining a reliable estimate of the fair value of the entire instrument, the combined instrument is measured at cost less impairment.

When a convertible loan note is assessed as a compound financial instrument, the net proceeds received from the issue of convertible bonds are split between a liability element and an equity component at the date of issue. The fair value of the liability component is estimated using the prevailing market interest rate for similar nonconvertible debt. The difference between the proceeds of issue of the convertible bonds and the fair value assigned to the liability component, representing the embedded option to convert the liability into equity of the Company, is included in equity and is not remeasured. The liability component is carried at amortised cost. Any difference between the carrying amount of the financial liability that has been extinguished and the consideration paid is recognised in profit or loss as other income or finance costs. As per note 15, the convertible loan note B and Future Fund liability converted to equity.

The interest expense on the liability component is calculated by applying the prevailing market interest rate, at the time of issue, for similar non-convertible debt to the liability component of the instrument. The difference between this amount and the interest paid is added to the carrying amount of the convertible bonds.

Share-based payments

Share based payments

Where share options are awarded to employees, the fair value of the options at grant date is charged to the Statement of Comprehensive Income over the vesting period. Nonmarket vesting conditions are taken into account by adjusting the number of equity instruments expected to vest at each reporting date so that, ultimately, the cumulative amount recognised over the vesting period is based on the number of options or warrants that eventually vest. Market vesting conditions are factored into the fair value of the options granted. The cumulative expense is not adjusted for failure to achieve a market vesting condition.

The fair value of the award also considers non-vesting conditions. These are either factors beyond the control of either party (such as a target based on an index) or factors which are within the control of one or other of the parties (such as the Company keeping the scheme open or the employee maintaining any contributions required by the scheme).

Where the terms and conditions of options are modified before they vest, the increase in the fair value of the options, measured immediately before and after the modification, is also charged to the Statement of Comprehensive Income over the remaining vesting period.

1.    General information and significant accounting policies (continued)

Where equity instruments are granted to persons other than employees, the Statement of Comprehensive Income is charged with fair value of goods and services received.

The share option charge was calculated using the Black Scholes Option pricing model which requires the use of various estimates and assumptions (note 18).

When share options lapse, any amounts credited to the share-based payments reserve are released to the retained earnings reserve.

Share-based payments

Estimating fair value for share-based payment transactions requires determination of the most appropriate valuation model, which depends on the terms and conditions of the grant. This estimate also requires determination of the most appropriate inputs to the valuation model including the expected life of the share option or appreciation right, volatility and dividend yield and making assumptions about them. For the measurement of the fair value of equity settled transactions with employees at the grant date, the Group uses a Black Scholes valuation. The assumptions and models used for estimating fair value for share-based payment transactions are disclosed in note 18.

Warrants

Warrants

Warrants are classified as derivatives and are initially recognised at their fair value on the date of inception of the contract. The Company’s warrants are subsequently re-measured at each reporting date with changes in fair value recognised in profit or loss. The warrants are valued using the Binomial Option Pricing Model.

As the fair value of the warrants fluctuate with movement in the underlying Arqit Quantum Inc share price, these warrants are considered a derivative as a variable amount of cash will be settled on exercise.

Foreign currencies

Foreign currencies

Functional and presentation currency

Items included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (the “functional currency”). The functional currency of Arqit Quantum Inc. is U.S. dollars. The Group financial statements are presented in U.S Dollars which is considered to be the Group’s presentation currency.

Transactions and balances

Foreign currency transactions are translated into the functional currency using the exchange rate prevailing at the date of the transactions or valuation where items are re-measured. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at period-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognised in the income statement.

Group companies

The results and financial position of all the Group entities (none of which has the currency of a hyper-inflationary economy) that have a functional currency different from the presentation currency are translated as follows:

a)	assets and liabilities at the balance sheet date are translated at the closing rate as at that balance sheet date;
b)	income and expenses for each income statement are translated at average exchange rates; and
c)	all resulting exchange differences are recognised in other comprehensive income

Cash and cash equivalents	Cash and cash equivalents Cash and cash equivalents include cash in hand, deposits held at call with banks and all other cash amounts with maturities of three months or less.
Property, plant and equipment

Property, plant and equipment

Property, plant and equipment are stated at historic cost less accumulated depreciation and impairment losses, if any.

1.    General information and significant accounting policies (continued)

Depreciation is calculated under the straight-line method to write off the depreciable amount of the assets over their estimated useful lives. Depreciation of an asset does not cease when the asset becomes idle or is retired from active use unless the asset is fully depreciated. The principal annual rates used for this purpose are between three and five years. Computer equipment is written off over 3 years.

The depreciation method, useful lives and residual values are reviewed, and adjusted if appropriate, at the end of each reporting period to ensure that the amounts, method and years of depreciation are consistent with previous estimates and the expected pattern of consumption of the future economic benefits embodied in the items of the property, plant and equipment.

Subsequent costs are included in the asset’s carrying amount or recognised as a separate asset, as appropriate, only when the cost is incurred and it is probable that the future economic benefits associated with the asset will flow to the Group and the cost of the asset can be measured reliably. The carrying amount of parts that are replaced is derecognised. The costs of the day-to-day servicing of property, plant and equipment are recognised in profit or loss as incurred. Costs also comprise the initial estimate of dismantling and removing the asset and restoring the site on which it is located for which the Group are obligated to incur when the asset is acquired, if applicable.

The Group as lessee has elected not to apply the requirements under IFRS 16 to short-term leases held. The lease payments associated with those leases are recognised as an expense on a straight-line basis over the lease term.

Share capital	Share capital Ordinary shares are classified as equity. Any incremental costs directly attributable to the issue of new shares are shown in equity as a deduction, net of tax, from the proceeds.
Financial risk management

Financial risk management

The Group’s activities expose it to a variety of financial risks: market risk (including currency risk, fair value interest rate risk, cash flow interest rate risk and price risk), credit risk and liquidity risk.

Risk management is overseen by the Board of Directors. The Board provides written principles for overall risk management, as well as written policies covering specific areas, such as foreign exchange risk, interest rate risk, credit risk, use of derivative financial instruments and non-derivative financial instruments, and investment of excess liquidity.

Please see note 24 for financial instruments and fair value disclosures.

Expected credit losses

Expected credit losses

Management assess recoverability of balances at year end. Balances that are considered doubtful are provided for within the period which management first deem this necessary. Balances which are deemed not fully recoverable are written off.

Critical accounting judgements and key sources of estimation uncertainty

Critical accounting judgements and key sources of estimation uncertainty

In the application of the Group’s accounting policies, management is required to make judgements, estimates and assumptions about the carrying amounts of assets and liabilities that are not readily apparent from other sources. The estimates and associated assumptions are based on experience and other factors that are considered to be relevant. Actual results may differ from these estimates. Revisions to accounting estimates are recognised in the period in which the estimate is revised if the revision affects only that period or in the period of revision and future periods if the revision affects both current and future periods. The directors consider the below to be the critical judgements in respect of the period.

1.    General information and significant accounting policies (continued)

Warrants valuation

Estimating the fair value of warrants requires a determination of the most appropriate valuation model, which depends on the terms and conditions of the warrant. This estimate also requires determination of the most appropriate inputs to the valuation model including equity value, exercise price, volatility, dividend yield, risk free rate and exercise period and making assumptions about them. For the measurement of the fair value of warrants at both the acquisition and the reporting date, the Group uses a Binomial Option Pricing Model. The assumptions and models used for this estimation are disclosed in note 17.

Deemed acquisition cost

A ‘reverse acquisition’ is a business combination in which the legal acquirer - i.e. the entity that issues the securities (listed entity) becomes the acquiree for accounting purposes and the legal acquiree becomes the acquirer for accounting purposes.

A reverse acquisition is accounted for under IFRS 2 “Share-based Payments” whereby the legal acquiree Arqit Limited is deemed to have issued shares in exchange for the net assets and listing status of Arqit Quantum Inc. The deemed consideration is the fair value of the shares that Arqit Limited would have had to issue to Arqit Quantum Inc to acquire the same percentage equity interest in the combined entity that results from the reverse acquisition.

The deemed acquisition cost is recognised in profit or loss and is the difference between the fair value of the deemed consideration and the fair value of the net assets acquired. It represents the premium paid for obtaining the public listing. Detail on the reverse acquisition of Arqit Quantum Inc. is included in note 9.

Capitalisation of development costs

Capitalisation of development costs

The Group capitalises costs for product development projects. Initial capitalisation of costs is based on management’s judgement that technological and economic feasibility is confirmed, usually when a product development project has reached a defined milestone according to an established project management model, and all other recognition criteria within IAS 38 can be demonstrated. In determining the amounts to be capitalised, management makes assumptions regarding the expected future cash generation of the project, discount rates to be applied and the expected period of benefits. At 30 September 2021, the carrying amount of capitalised development costs were $18,235,034 (2020: $8,776,530, 2019: $4,047,138).

Accounting treatment of income from European Space Agency ("ESA")

Accounting treatment of income from European Space Agency (“ESA”)

There are mixed indicators whether the arrangement is in scope of IAS 20 or IFRS 15, and this assessment is a key management judgement.

In 2019 the Group entered in an agreement with the ESA whereby the Group has undertaken to carry out all work necessary to design, develop, manufacture, assemble, integrate, verify, obtain licenses and launch a satellite (“QKDSat”), and to deploy and pilot the operations of the QKDSat system. ESA has undertaken to pay specified amounts upon the achievement of specific milestones related to this undertaking, as set out in the agreement. QKDSat is constituted under the ARTES 33-11 programme line which ESA has created with the objective of validating Quantum Key Distribution technologies.

1.    General information and significant accounting policies (continued)

Based on our analysis, Arqit is providing specific deliverables (intellectual property) and services (satellite design) to ESA, which in our view it is a reasonable judgement that IAS 20 is not applicable and Arqit is providing services to ESA in its capacity as a customer. The primary output of the Group is the provision of Quantum Key Distribution rather than satellite design services and the sale of intellectual property. Whilst the performance obligations in the ESA Agreement are not the primary output of the Group, the sale of satellite design services and intellectual property is an ordinary output of the Group.

Given the judgement associated with the above, and whether the provision of such services is ‘revenue’ from the ordinary activities of the business, presentation as ‘Other Income’ is concluded as appropriate and reflects the substance of the ESA Agreement.

Market rate of interest used in accounting for convertible loan notes

Market rate of interest used in accounting for convertible loan notes

Management have deemed the interest to be 10%. This assessment was made on the basis of informal opinions sought from advisers, and management’s own experience of similar instruments from prior engagements in other businesses.

Deferred tax asset

Deferred tax asset

Judgement is required to determine whether deferred tax assets are recognised in the statement of financial position. Deferred tax assets, arising from unutilised tax losses, require the Group to assess the likelihood it will generate sufficient taxable earnings in future periods, in order to utilise recognised deferred tax assets. To the extent that future cash flows and taxable income differ significantly from estimates, the ability of the Group to realise the net deferred tax assets recorded at the reporting date could be impacted.